Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2020
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2020 and December 31, 2019 are as follows:

	Balance as of March 31, 2020		Balance as of December 31, 2019
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedges	1,276	335,396	1,619	298,744
Foreign exchange derivative instruments	6,264	-	3,610	-
Total	7,540	335,396	5,230	298,744